UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: September 30, 2025

Date of reporting period: March 31, 2025

Item 1.	Reports to Stockholders.

(a)       A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund II

3EDGE Dynamic Fixed Income ETF

Principal Listing Exchange: NYSE Arca

Ticker: EDGF

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about the 3EDGE Dynamic Fixed Income ETF (the "Fund") for the period from October 2, 2024 (commencement of operations) to March 31, 2025. You can find additional information about the Fund at https://3edgeetfs.com/3edge-dynamic-fixed-income-etf. You can also request this information by contacting us at 1-844-903-3343.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
3EDGE Dynamic Fixed Income ETF	$35	0.71%

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$161,635,867	10	$297	54%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Exchange Traded Funds
99.7%
Short-Term Investments
35.3%

Value	Value
Short-Term Investments	35.3%
Exchange Traded Funds	99.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
SPDR Portfolio TIPS ETF	22.5%
iShares 0-3 Month Treasury Bond ETF	14.4%
Vanguard Intermediate-Term Treasury ETF	14.0%
iShares TIPS Bond ETF	11.3%
SPDR Portfolio Intermediate Term Treasury ETF	10.6%
Vanguard Total Bond Market ETF	10.0%
SPDR Bloomberg 1-3 Month T-Bill ETF	8.9%
Goldman Sachs Access Treasury 0-1 Year ETF	7.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-903-3343

  https://3edgeetfs.com/3edge-dynamic-fixed-income-etf

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-903-3343 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

EDGF-SAR-2025

The Advisors’ Inner Circle Fund II

3EDGE Dynamic Hard Assets ETF

Principal Listing Exchange: NYSE Arca

Ticker: EDGH

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about the 3EDGE Dynamic Hard Assets ETF (the "Fund") for the period from October 2, 2024 (commencement of operations) to March 31, 2025. You can find additional information about the Fund at https://3edgeetfs.com/3edge-dynamic-hard-assets-etf. You can also request this information by contacting us at 1-844-903-3343.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
3EDGE Dynamic Hard Assets ETF	$36	0.71%

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$67,501,989	10	$110	49%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Exchange Traded Funds
99.6%
Short-Term Investments
2.3%

Value	Value
Short-Term Investments	2.3%
Exchange Traded Funds	99.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Sprott Physical Gold Trust	24.5%
iShares 0-5 Year TIPS Bond ETF	19.1%
Sprott Physical Gold and Silver Trust	17.3%
Harbor Commodity All Weather Strategy ETF	15.0%
Invesco Agriculture Commodity Strategy No. K-1 ETF	12.5%
Pimco Commodity Strategy Active Exchange-Traded Fund	11.1%
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	0.1%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	0.1%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-903-3343

  https://3edgeetfs.com/3edge-dynamic-hard-assets-etf

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-903-3343 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

EDGH-SAR-2025

The Advisors’ Inner Circle Fund II

3EDGE Dynamic International Equity ETF

Principal Listing Exchange: NYSE Arca

Ticker: EDGI

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about the 3EDGE Dynamic International Equity ETF (the "Fund") for the period from October 2, 2024 (commencement of operations) to March 31, 2025. You can find additional information about the Fund at https://3edgeetfs.com/3edge-dynamic-international-equity-etf. You can also request this information by contacting us at 1-844-903-3343.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
3EDGE Dynamic International Equity ETF	$34	0.71%

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$19,021,507	14	$-	91%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Exchange Traded Fund
99.7%
Short-Term Investment
20.3%

Value	Value
Short-Term Investment	20.3%
Exchange Traded Fund	99.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
SPDR MSCI ACWI ex-US ETF	22.5%
Vanguard Total International Stock ETF	22.4%
SPDR Portfolio Emerging Markets ETF	14.9%
iShares MSCI Germany ETF	8.7%
JPMorgan BetaBuilders Japan ETF	7.8%
SPDR EURO STOXX 50 ETF	5.3%
iShares MSCI China ETF	4.4%
iShares MSCI EAFE ETF	3.7%
iShares MSCI Global Gold Miners ETF	2.9%
iShares MSCI Japan Small-Capital ETF	2.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-903-3343

  https://3edgeetfs.com/3edge-dynamic-international-equity-etf

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-903-3343 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

EDGI-SAR-2025

The Advisors’ Inner Circle Fund II

3EDGE Dynamic US Equity ETF

Principal Listing Exchange: NYSE Arca

Ticker: EDGU

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about the 3EDGE Dynamic US Equity ETF (the "Fund") for the period from October 2, 2024 (commencement of operations) to March 31, 2025. You can find additional information about the Fund at https://3edgeetfs.com/3edge-dynamic-us-equity-etf. You can also request this information by contacting us at 1-844-903-3343.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
3EDGE Dynamic US Equity ETF	$35	0.71%

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$45,833,435	14	$113	76%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Exchange Traded Funds
99.3%
Short-Term Investments
12.1%

Value	Value
Short-Term Investments	12.1%
Exchange Traded Funds	99.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Technology Select Sector SPDR Fund	23.8%
Innovator US Equity 5 to 15 Buffer ETF-Quarterly	22.5%
Financial Select Sector SPDR Fund	11.2%
Health Care Select Sector SPDR Fund	10.2%
Communication Services Select Sector SPDR Fund	7.2%
Consumer Staples Select Sector SPDR Fund	6.5%
Industrial Select Sector SPDR Fund	5.6%
Consumer Discretionary Select Sector SPDR Fund	4.7%
Energy Select Sector SPDR Fund	2.7%
Utilities Select Sector SPDR Fund	1.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-903-3343

  https://3edgeetfs.com/3edge-dynamic-us-equity-etf

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-903-3343 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

EDGU-SAR-2025

(b)       Not applicable.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

(a)       The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)       Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

The Advisors' Inner Circle Fund II

3EDGE
ASSET MANAGEMENT

Semi-Annual Financials and Other Information
March 31, 2025

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT
MARCH 31, 2025
(Unaudited)

 TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)

Schedule of Investments	1
Statements of Assets and Liabilities	5
Statements of Operations	7
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	12
Other Information (Form N-CSRS Items 8-11)	27

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT
3EDGE DYNAMIC FIXED INCOME ETF
MARCH 31, 2025
(Unaudited)

Description	Shares	Fair Value (000)

EXCHANGE TRADED FUNDS — 99.7%
Goldman Sachs Access Treasury 0-1 Year ETF	128,210	$12,844
iShares 0-3 Month Treasury Bond ETF(A)	231,113	23,266
iShares TIPS Bond ETF(A)	164,814	18,309
SPDR Bloomberg 1-3 Month T-Bill ETF(A)	157,422	14,440
SPDR Portfolio Intermediate Term Treasury ETF	601,779	17,199
SPDR Portfolio TIPS ETF(A)	1,375,777	36,293
Vanguard Intermediate-Term Treasury ETF(A)	380,214	22,585
Vanguard Total Bond Market ETF	220,697	16,210

Total Exchange Traded Funds
(Cost $159,488)		161,146

SHORT-TERM INVESTMENTS — 35.3%
First American Government Obligations Fund - Cl X, 4.27%(B)	1,046,939	1,047
Mount Vernon Liquid Assets Portfolio, LLC, 4.42%(C)	56,018,850	56,019

Total Short-Term Investments
(Cost $57,066)		57,066

Total Investments - 135.0%
(Cost $216,554)		$218,212

Percentages are based on Net Assets of $161,636 (000).

(A)	This security or a partial position of this security is on loan at March 31, 2025. The total value of securities on loan at March 31, 2025 was $54,916.
(B)	The rate shown is the 7-day effective yield as of March 31, 2025.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of March 31, 2025 was $56,019.

CL — Class

ETF — Exchange Traded Fund

LLC — Limited Liability Company

SPDR — Standard & Poor's Depositary Receipts

TIPS —  Treasury Inflation Protected Security

As of March 31, 2025, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT
3EDGE DYNAMIC HARD ASSETS ETF
MARCH 31, 2025
(Unaudited)

Description	Shares	Fair Value (000)

EXCHANGE TRADED FUNDS — 99.6%
Harbor Commodity All Weather Strategy ETF	419,644	$10,093
Invesco Agriculture Commodity Strategy No. K-1 ETF(A)	239,108	8,407
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	4,309	59
iShares 0-5 Year TIPS Bond ETF(A)	124,580	12,890
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund(A)	1,440	78
Pimco Commodity Strategy Active Exchange-Traded Fund	279,144	7,473
Sprott Physical Gold and Silver Trust*	411,668	11,695
Sprott Physical Gold Trust*	688,021	16,554

Total Exchange Traded Funds
(Cost $63,455)		67,249

SHORT-TERM INVESTMENTS — 2.3%
First American Government Obligations Fund - Cl X, 4.27%(B)	245,032	245
Mount Vernon Liquid Assets Portfolio, LLC, 4.42%(C)	1,289,375	1,289

Total Short-Term Investments
(Cost $1,534)		1,534

Total Investments - 101.9%
(Cost $64,989)		$68,783

Percentages are based on Net Assets of $67,502 (000).

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at March 31, 2025. The total value of securities on loan at March 31, 2025 was $1,262.
(B)	The rate shown is the 7-day effective yield as of March 31, 2025.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of March 31, 2025 was $1,289.

CL — Class

ETF — Exchange Traded Fund

LLC — Limited Liability Company

TIPS —  Treasury Inflation Protected Security

As of March 31, 2025, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT
3EDGE DYNAMIC INTERNATIONAL EQUITY ETF
MARCH 31, 2025
(Unaudited)

Description	Shares	Fair Value (000)

EXCHANGE TRADED FUNDS — 99.7%
iShares MSCI China ETF(A)	15,287	$831
iShares MSCI EAFE ETF(A)	8,572	700
iShares MSCI Germany ETF	44,810	1,661
iShares MSCI Global Gold Miners ETF(A)	14,360	551
iShares MSCI India ETF	7,720	397
iShares MSCI Japan Small-Capital ETF	6,203	476
JPMorgan BetaBuilders Japan ETF(A)	26,556	1,491
SPDR EURO STOXX 50 ETF(A)	18,572	1,011
SPDR MSCI ACWI ex-US ETF	144,690	4,280
SPDR Portfolio Emerging Markets ETF(A)	72,059	2,837
SPDR S&P Emerging Markets Small Cap ETF	8,274	469
Vanguard Total International Stock ETF(A)	68,641	4,263

Total Exchange Traded Funds
(Cost $19,113)		18,967

SHORT-TERM INVESTMENTS — 20.3%
First American Government Obligations Fund - Cl X, 4.27%(B)	58,624	59
Mount Vernon Liquid Assets Portfolio, LLC, 4.42%(C)	3,804,004	3,804

Total Short-Term Investments
(Cost $3,863)		3,863

Total Investments - 120.0%
(Cost $22,976)		$22,830

Percentages are based on Net Assets of $19,022 (000).

(A)	This security or a partial position of this security is on loan at March 31, 2025. The total value of securities on loan at March 31, 2025 was $3,692.
(B)	The rate shown is the 7-day effective yield as of March 31, 2025.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of March 31, 2025 was $3,804.

CL — Class

ETF — Exchange Traded Fund

LLC — Limited Liability Company

S&P— Standard & Poor's

SPDR — Standard & Poor's Depositary Receipts

As of March 31, 2025, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT
3EDGE DYNAMIC US EQUITY ETF
MARCH 31, 2025
(Unaudited)

Description	Shares	Fair Value (000)

EXCHANGE TRADED FUNDS — 99.3%
Communication Services Select Sector SPDR Fund(A)	34,267	$3,305
Consumer Discretionary Select Sector SPDR Fund(A)	10,874	2,147
Consumer Staples Select Sector SPDR Fund(A)	36,468	2,978
Energy Select Sector SPDR Fund(A)	13,408	1,253
Financial Select Sector SPDR Fund(A)	102,782	5,120
Health Care Select Sector SPDR Fund	32,063	4,682
Industrial Select Sector SPDR Fund	19,556	2,563
Innovator US Equity 5 to 15 Buffer ETF-Quarterly*	336,103	10,333
Materials Select Sector SPDR Fund	6,943	597
Real Estate Select Sector SPDR Fund(A)	17,592	736
Technology Select Sector SPDR Fund(A)	52,856	10,914
Utilities Select Sector SPDR Fund	11,188	882

Total Exchange Traded Funds
(Cost $47,335)		45,510

SHORT-TERM INVESTMENTS — 12.1%
First American Government Obligations Fund - Cl X, 4.27%(B)	384,000	384
Mount Vernon Liquid Assets Portfolio, LLC, 4.42%(C)	5,160,081	5,160

Total Short-Term Investments
(Cost $5,544)		5,544

Total Investments - 111.4%
(Cost $52,879)		$51,054

Percentages are based on Net Assets of $45,833 (000).

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at March 31, 2025. The total value of securities on loan at March 31, 2025 was $5,090.
(B)	The rate shown is the 7-day effective yield as of March 31, 2025.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of March 31, 2025 was $5,160.

CL — Class

ETF — Exchange Traded Fund

LLC — Limited Liability Company

SPDR — Standard & Poor's Depositary Receipts

As of March 31, 2025, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT
MARCH 31, 2025
(Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES (000) (1)

	3EDGE Dynamic Fixed Income ETF	3EDGE Dynamic Hard Assets ETF
Assets:
Investments, at Value (Cost $216,554 and $64,989)	$218,212	$68,783
Cash	–	12
Dividend and Interest Receivable	9	21
Receivable for Capital Shares Sold	–	1,564
Other Prepaid Expenses	15	14
Total Assets	218,236	70,394
Liabilities:
Collateral Held for Securities on Loan	56,019	1,289
Custody Fees Payable	475	–
Payable to Investment Adviser	40	8
Payable to Trustees	10	5
Chief Compliance Officer Fees Payable	1	1
Payable for Investment Securities Purchased	–	1,550
Other Accrued Expenses and Other Payables	55	39
Total Liabilities	56,600	2,892
Net Assets	$161,636	$67,502
Commitments and Contingencies†
Net Assets Consist of:
Paid-in Capital	$160,875	$64,874
Total Distributable Earnings	761	2,628
Net Assets	$161,636	$67,502
Institutional Shares:
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	6,500,000	2,590,000
Net Asset Value, Offering and Redemption Price Per Share	$24.87	$26.06

(1)	Amounts shown in (000)s with the exception of Outstanding Shares of Beneficial Interest and Net Asset Value Per Share.
†	See Note 5 in the Notes to Financial Statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT
MARCH 31, 2025
(Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES (000) (1)

	3EDGE Dynamic International Equity ETF	3EDGE Dynamic US Equity ETF
Assets:
Investments, at Value (Cost $22,976 and $52,879)	$22,830	$51,054
Cash	3	–
Receivable from Investment Advisor	56	3
Dividend and Interest Receivable	3	2
Other Prepaid Expenses	–	14
Total Assets	22,892	51,073
Liabilities:
Collateral Held for Securities on Loan	3,804	5,160
Payable to Trustees	2	5
Chief Compliance Officer Fees Payable	1	1
Custody Fees Payable	–	35
Other Accrued Expenses and Other Payables	63	39
Total Liabilities	3,870	5,240
Net Assets	$19,022	$45,833
Commitments and Contingencies†
Net Assets Consist of:
Paid-in Capital	$20,357	$48,482
Total Accumulated Losses	(1,335)	(2,649)
Net Assets	$19,022	$45,833
Institutional Shares:
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	800,000	1,890,000
Net Asset Value, Offering and Redemption Price Per Share	$23.78	$24.25

(1)	Amounts shown in (000)s with the exception of Outstanding Shares of Beneficial Interest and Net Asset Value Per Share.
†	See Note 5 in the Notes to Financial Statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT
FOR THE PERIOD ENDED MARCH 31, 2025
(Unaudited)

STATEMENTS OF OPERATIONS (000)

	3EDGE Dynamic Fixed Income ETF(1)	3EDGE Dynamic Hard Assets ETF(1)
Investment Income:
Dividends	$2,008	$557
Income received from securities lending	47	34
Total Investment Income	2,055	591
Expenses:
Investment Advisory Fees	393	176
Administration Fees	38	35
Trustees' Fees	15	8
Chief Compliance Officer Fees	4	2
Professional Fees	27	20
Custodian Fees	9	9
Printing Fees	8	4
Offering Costs	7	7
Registration and Filing Fees	7	3
Pricing Fees	1	1
Other Expenses	21	14
Total Expenses	530	279
Less:
Waiver of Investment Advisory Fees	(96)	(66)
Reimbursement from Adviser	(38)	(35)
Net Expenses	396	178
Net Investment Income	1,659	413
Net Realized Loss on:
Investments(2)	(1,438)	(207)
Net Realized Loss	(1,438)	(207)
Net Change in Unrealized Appreciation on:
Investments	1,658	3,794
Net Change in Unrealized Appreciation	1,658	3,794
Net Realized and Unrealized Gain	220	3,587
Net Increase in Net Assets Resulting from Operations	$1,879	$4,000

(1)	Commenced operations on October 2, 2024.
(2)	Includes realized gain (loss) as a result of in-kind transactions. (See Note 6 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT
FOR THE PERIOD ENDED MARCH 31, 2025
(Unaudited)

STATEMENTS OF OPERATIONS (000)

	3EDGE Dynamic International Equity ETF(1)	3EDGE Dynamic US Equity ETF(1)
Investment Income:
Dividends	$193	$323
Income received from securities lending	24	11
Total Investment Income	217	334
Expenses:
Investment Advisory Fees	56	181
Administration Fees	35	35
Trustees' Fees	3	8
Chief Compliance Officer Fees	1	3
Professional Fees	36	19
Offering Costs	35	7
Custodian Fees	10	9
Printing Fees	2	4
Registration and Filing Fees	1	8
Pricing Fees	–	1
Other Expenses	10	9
Total Expenses	189	284
Less:
Waiver of Investment Advisory Fees	(56)	(68)
Reimbursement from Adviser	(77)	(35)
Net Expenses	56	181
Net Investment Income	161	153
Net Realized Loss on:
Investments(2)	(1,262)	(858)
Net Realized Loss	(1,262)	(858)
Net Change in Unrealized Depreciation on:
Investments	(146)	(1,825)
Net Change in Unrealized Depreciation	(146)	(1,825)
Net Realized and Unrealized Loss	(1,408)	(2,683)
Net Decrease in Net Assets Resulting from Operations	$(1,247)	$(2,530)

(1)	Commenced operations on October 2, 2024.
(2)	Includes realized gain (loss) as a result of in-kind transactions. (See Note 6 in Notes to Financial Statements.)

Amount designated as “—“ is $0 or has been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT

STATEMENTS OF CHANGES IN NET ASSETS (000)

	3EDGE Dynamic Fixed Income ETF	3EDGE Dynamic Hard Assets ETF
	Period Ended, March 31, 2025(1) (Unaudited)	Period Ended, March 31, 2025(1) (Unaudited)
Operations:
Net Investment Income	$1,659	$413
Net Realized Loss(2)	(1,438)	(207)
Net Change in Unrealized Appreciation	1,658	3,794
Net Increase in Net Assets Resulting From Operations	1,879	4,000
Distributions:	(1,118)	(1,372)
Capital Share Transactions:
Issued	160,875	82,933
Redeemed	–	(18,059)
Net Increase in Net Assets From Capital Share Transactions	160,875	64,874
Total Increase in Net Assets	161,636	67,502
Net Assets:
Beginning of Period	–	–
End of Period	$161,636	$67,502
Share Transactions:
Issued	6,500	3,320
Redeemed	–	(730)
Net Increase in Shares Outstanding From Share Transactions	6,500	2,590

(1)	Commenced operations on October 2, 2024.
(2)	Includes realized gain (loss) as a result of in-kind transactions. (See Note 6 in Notes to Financial Statements.)

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT

STATEMENTS OF CHANGES IN NET ASSETS (000)

	3EDGE Dynamic International Equity ETF	3EDGE Dynamic US Equity ETF
	Period Ended, March 31, 2025(1) (Unaudited)	Period Ended, March 31, 2025(1) (Unaudited)
Operations:
Net Investment Income	$161	$153
Net Realized Loss(2)	(1,262)	(858)
Net Change in Unrealized Depreciation	(146)	(1,825)
Net Decrease in Net Assets Resulting From Operations	(1,247)	(2,530)
Distributions:	(88)	(119)
Capital Share Transactions:
Issued	42,574	98,347
Redeemed	(22,217)	(49,865)
Net Increase in Net Assets From Capital Share Transactions	20,357	48,482
Total Increase in Net Assets	19,022	45,833
Net Assets:
Beginning of Period	–	–
End of Period	$19,022	$45,833
Share Transactions:
Issued	1,750	3,840
Redeemed	(950)	(1,950)
Net Increase in Shares Outstanding From Share Transactions	800	1,890

(1)	Commenced operations on October 2, 2024.
(2)	Includes realized gain (loss) as a result of in-kind transactions. (See Note 6 in Notes to Financial Statements.)

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

	3EDGE Dynamic Fixed Income ETF		3EDGE Dynamic Hard Assets ETF		3EDGE Dynamic International Equity ETF	3EDGE Dynamic US Equity ETF
	Period Ended March 31, 2025(1) (Unaudited)		Period Ended March 31, 2025(1) (Unaudited)		Period Ended March 31, 2025(1) (Unaudited)	Period Ended March 31, 2025(1) (Unaudited)
Net Asset Value, Beginning of Period	$25.00		$25.00		$25.00	$25.00
Income from Investment Operations:
Net Investment Income*	0.36		0.21		0.24	0.07
Net Realized and Unrealized Gain (Loss)	(0.29)		1.61		(1.32)	(0.76)
Total from Investment Operations	0.07		1.82		(1.08)	(0.69)
Dividends and Distributions:
Net Investment Income	(0.20)		(0.76)		(0.14)	(0.06)
Total Dividends and Distributions	(0.20)		(0.76)		(0.14)	(0.06)
Net Asset Value, End of Period	$24.87		$26.06		$23.78	$24.25
Total Return†	0.28%		7.58%		(4.30)%	(2.78)%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$161,636		$67,502		$19,022	$45,833
Ratio of Expenses to Average Net Assets	0.71	%††	0.71	%††	0.71%††	0.71%††
Ratio of Expenses to Average Net Assets (Excluding Waivers, Fees Paid Indirectly and Recaptured Fees)	0.95	%††	1.11	%††	2.38%††	1.11%††
Ratio of Net Investment Income to Average Net Assets	2.98	%††	1.67	%††	2.03%††	0.60%††
Portfolio Turnover Rate	54	%‡	49	%‡	91%‡	76%‡

*	Per share calculations were performed using average shares for the period.
†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized.
(1)	Commenced operations on October 2, 2024.
Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT
MARCH 31, 2025
(Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 24 funds. The financial statements herein are those of the 3EDGE Dynamic Fixed Income ETF, 3EDGE Dynamic Hard Assets ETF, 3EDGE Dynamic International Equity ETF and 3EDGE Dynamic US Equity ETF (each a “Fund” and collectively, the “Funds”). The investment objective of the 3EDGE Dynamic Fixed Income ETF is to seek total return through capital appreciation and current income consistent with the preservation of capital. The investment objective of the 3EDGE Dynamic Hard Assets ETF, 3EDGE Dynamic International Equity ETF and 3EDGE Dynamic US Equity ETF is to seek capital appreciation in rising markets while limiting losses during periods of decline. The 3EDGE Dynamic Fixed Income ETF, 3EDGE Dynamic International Equity ETF and 3EDGE Dynamic US Equity ETF are classified as diversified investment companies. The 3EDGE Dynamic Hard Assets ETF is classified as non-diversified, which means that it may invest a larger percentage of its assets in a smaller number of issuers than diversified funds. 3EDGE Asset Management LP serves as the Funds’ investment adviser (the “Adviser”). The Funds currently offer Institutional Shares. The Funds commenced operations on October 2, 2024. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the "Exchange"). Market prices for shares of the Fund may be different from their net asset value ("NAV"). The Fund issues and redeems shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares, called "Creation Units". Transactions for the Fund are generally conducted in exchange for the deposit or delivery of cash. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT
MARCH 31, 2025
(Unaudited)

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Funds’ intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely- than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT
MARCH 31, 2025
(Unaudited)

As of and during the period ended March 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended March 31, 2025, the Funds did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — With respect to the Funds, dividend income is recorded based on the income included in distributions received from REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of any estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from estimated amounts.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. To the extent applicable, the Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments on the Statements of Operations. Net realized gain (loss) on foreign currency transactions and net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the relevant Fund's books and the U.S. dollar equivalent of the amounts actually received or paid.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Cash and Cash Equivalents — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT
MARCH 31, 2025
(Unaudited)

Dividends and Distributions to Shareholders — The Funds distribute their net investment income and any net realized capital gains at least annually. All distributions are recorded on ex-dividend date.

Deferred Offering Costs — Offering costs of the Funds, including costs of printing the initial prospectus, legal, and registration fees, are amortized to expense over a twelve month period. As of March 31, 2025, the 3EDGE Dynamic Fixed Income ETF, 3EDGE Dynamic Hard Assets ETF, 3EDGE Dynamic International Equity ETF, and 3EDGE Dynamic US Equity ETF had $7, $7, $35, and $7, respectively, remaining to be amortized.

Creation Units — The Funds issue and redeems Shares at Net Asset Value (“NAV”) and only in large blocks of Shares (each block of Shares for the Funds is a Creation Unit of 10,000 Shares, or multiples thereof). Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Shares of Funds may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (‘‘DTC’’) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended March 31, 2025, the 3EDGE Dynamic Fixed Income ETF, 3EDGE Dynamic Hard Assets ETF, 3EDGE Dynamic International Equity ETF and 3EDGE Dynamic US Equity ETF paid $38 (000), $35 (000), $35 (000) and $35 (000), respectively, for these services.

The Trust has adopted a Distribution Plan (the “Plan”) applicable to the Funds in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares.

Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of each Fund as compensation for distribution and shareholder services. For the period ended March 31, 2025, the Funds did not incur any fees for these services.

U.S. Bank National Association acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

U.S. Bank National Association serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT
MARCH 31, 2025
(Unaudited)

5. Investment Advisory Agreement:

The Adviser has agreed to pay all expenses incurred by the Funds except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, non-routine expenses, and distribution and service fees and expenses paid by the Funds under any plan adopted pursuant to Rule 12b-1 under the 1940 Act, litigation expenses, and other non-routine or extraordinary expenses.

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds at a fee calculated at an annual rate of 0.70% of the Fund’s average daily net assets.

6. Investment Transactions:

For the period ended March 31, 2025, the purchases and sales of investment securities other than in-kind transactions, long-term U.S. Government and short- term investments, were as follows (000):

	3EDGE Dynamic Fixed Income ETF	3EDGE Dynamic Hard Assets ETF	3EDGE Dynamic International Equity ETF	3EDGE Dynamic US Equity ETF
Purchases
Other	$227,947	$108,950	$57,262	$138,477
Sales
Other	$67,020	$46,839	$36,887	$90,284

For the period ended March 31, 2025, there were no purchases or sales of long-term U.S. Government securities by the Funds.

For the period ended March 31, 2025, there were in-kind transactions associated with creation and redemptions were (000):

	Purchases	Sales	Realized Gain
3EDGE Dynamic Fixed Income ETF	$160,146	$–	$–
3EDGE Dynamic Hard Assets ETF	82,504	17,977	384
3EDGE Dynamic International Equity ETF	42,368	22,294	(616)
3EDGE Dynamic US Equity ETF	82,276	49,522	1,124

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent.

To the extent these differences are permanent in nature, they are charged or credited to Distributable Earnings (Accumulated Losses) or Paid-in Capital, as appropriate, in the period that the differences arise.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at March 31, 2025, were as follows (000):

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT
MARCH 31, 2025
(Unaudited)

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
3EDGE Dynamic Fixed Income ETF	$216,554	$1,658	$—	$1,658
3EDGE Dynamic Hard Assets ETF	64,989	4,170	(376)	3,794
3EDGE Dynamic International Equity ETF	22,976	105	(251)	(146)
3EDGE Dynamic US Equity ETF	52,879	152	(1,977)	(1,825)

8. Concentration of Risks:

As with all management investment companies, a shareholder of a Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the Funds’ NAV and ability to meet their investment objective.

Active Management Risk (All Funds) – The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

Asset-Backed Securities Risk (Dynamic Fixed Income ETF) – Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities may be issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Bank Loans Risk (Dynamic Fixed Income ETF) – Investments in bank loans (through both assignments and participations) are generally subject to the same risks as investments in other types of debt instruments, including, in many cases, investments in high yield bonds. There may be limited public information available regarding bank loans and bank loans may be difficult to value. If the Fund holds a bank loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that collateral securing a loan, if any, may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. In addition, the secondary market for bank loans may be subject to irregular trading activity and wide bid/ask spreads, which may cause the Fund to be unable to realize the full value of its investment in a bank loan. Bank loans may have extended settlement periods that exceed seven days and, accordingly, may be considered illiquid. Purchases and sales of loans in the secondary market generally are subject to contractual restrictions that may delay the Fund’s ability to make timely redemptions.

Bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Collateralized Debt Obligations Risk (Dynamic Fixed Income ETF) – The risks of an investment in a collateralized debt obligation depend largely on the type of the collateral securities and the class of the debt obligation in which the Fund invests. Collateralized debt obligations are generally subject to credit, interest rate, prepayment and extension, valuation and liquidity risks, which are described elsewhere in this section. These securities also are subject to risk of default on the underlying assets, particularly during periods of economic downturn.

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT
MARCH 31, 2025
(Unaudited)

Collateralized Loan Obligation Risk – The risks of an investment in a collateralized loan obligation depend largely on the type of the collateral securities and the class of the debt obligation in which the Fund invests. Collateralized loan obligations are generally subject to credit, interest rate, prepayment and extension, valuation and liquidity risks, which are described elsewhere in this section. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn.

Collateralized loan obligations carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest of other payments, (ii) the collateral may decline in value or default, (iii) the Fund may invest in obligations that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and produce disputes with the issuer or unexpected investment results.

Commodities Risk (Dynamic Hard Assets ETF) – Commodities include, among other things, energy products, agricultural products, industrial metals and precious metals. To the extent that the Fund gains exposure to the commodities markets, such exposure may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, and agriculture sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The energy sector can be significantly affected by changes in the prices and supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (“OPEC”) and relationships among OPEC members and between OPEC and oil importing nations. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand.

Some commodity-linked investments are issued by companies in the financial services sector, including the banking, brokerage and insurance sectors. As a result, events affecting issuers in the financial services sector may cause the Fund’s share value to fluctuate. Although investments in commodities have historically moved in different directions than traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions, there is no guarantee that these investments will perform in that manner, and at certain times the price movements of commodity-linked investments have been parallel to those of debt and equity securities.

Corporate Fixed Income Securities Risk (Dynamic Fixed Income ETF) – The prices of the Fund’s corporate fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness and business prospects of individual issuers. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Credit Risk (Dynamic Fixed Income ETF) – The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Cyber Security and Operational Risk (All Funds) – The Fund and its service providers may experience disruptions that arise from breaches in cyber security, human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s operations, potentially resulting in financial losses to the Fund and its shareholders.

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT
MARCH 31, 2025
(Unaudited)

Depositary Receipts Risk (Dynamic Fixed Income ETF, Dynamic International Equity ETF) – Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based.

Derivatives Risk (Dynamic Fixed Income ETF, Dynamic Hard Assets ETF) – The Fund’s use of options is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is described elsewhere in this section. Many over-the-counter (“OTC”) derivative instruments will not have liquidity beyond the counterparty to the instrument. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on the Fund’s performance. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of an initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The use of derivatives may also increase the amount of taxes payable by shareholders.

Options Risk – An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a “call”) or sell (a “put”) an asset in the near future at an agreed upon price prior to the expiration date of the option. The Fund may “cover” a call option by owning the security underlying the option or through other means. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations.

Emerging Markets Securities Risk (Dynamic Fixed Income ETF, Dynamic International Equity ETF) – The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. Due to the differences in the nature and quality of financial information of issuers of emerging market securities, including auditing and financial reporting standards, financial information and disclosures about such issuers may be unavailable or, if made available, may be considerably less reliable than publicly available information about other foreign securities.

Equity Market Risk (Dynamic Hard Assets ETF, Dynamic International Equity ETF, Dynamic US Equity ETF) – The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stockholders such as the Fund.

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT
MARCH 31, 2025
(Unaudited)

ETF Risks (All Funds) – The Funds are ETFs and, as a result of this structure, they are exposed to the following risks.

Trading Risk – Shares of the Fund may trade on the Exchange above or below their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

Cash Transactions Risk – Like other ETFs, the Fund sells and redeems its shares only in large blocks called Creation Units and only to “Authorized Participants.” Unlike many other ETFs, however, the Fund expects to effect its creations and redemptions at least partially for cash, rather than in-kind securities. Thus, an investment in the Fund may be less tax-efficient than an investment in other ETFs as the Fund may recognize a capital gain that it could have avoided by making redemptions in-kind. As a result, the Fund may pay out higher capital gains distributions than ETFs that redeem in-kind. Further, paying redemption proceeds at least partially in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio investments to obtain the cash needed to distribute redemption proceeds at an inopportune time.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk – Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Fixed-Income Securities Risk (Dynamic Fixed Income, Dynamic Hard Assets) – The prices of the Fund’s fixed-income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed-income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed-income markets.

Foreign Company Risk (Dynamic Fixed Income ETF, Dynamic International Equity ETF) – Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the same level of regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers and foreign markets and securities may be less liquid. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Foreign Currency Risk (Dynamic Fixed Income ETF, Dynamic International Equity ETF) – As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT
MARCH 31, 2025
(Unaudited)

Geographic Focus Risk (Dynamic International Equity ETF) – To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Risk of Investing in Europe – The Fund may have significant exposure to securities of issuers located in the European region. As a result, the Fund is more exposed to the economic and political risks of Europe and of the European countries in which it invests. Any adverse economic or political events in Europe may cause the Fund’s investments to decline in value. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. Countries in Europe will be significantly affected by the fiscal and monetary controls of the Economic and Monetary Union of the European Union (“EU”). Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the Euro, the default or threat of default by an EU member country on its sovereign debt, and recessions among European countries may have a significant adverse effect on the economies of other European countries. In addition, one or more countries may abandon the Euro and/or withdraw from the EU, such as the formal exit of the United Kingdom (“UK”) on January 31, 2020. While the U.K. left the EU single markets and customs union under the terms of a new trade agreement effective December 31, 2020, there is still considerable uncertainty relating to the potential consequences associated with the UK’s exit and whether the exit will increase the likelihood of other countries also departing the EU.

Risk of Investing in China – The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. Although the Chinese economy has grown rapidly during recent years and the Chinese government has implemented significant economic reforms to liberalize trade policy, promote foreign investment, and reduce government control of the economy, there can be no guarantee that economic growth or these reforms will continue. The economy of China differs in many respects from the U.S. economy, including with respect to its structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. A relatively small number of Chinese companies represent a large portion of China’s total market and thus, may be more sensitive to adverse political or economic circumstances and market movements. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions between China and the U.S., or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and in turn, the Fund’s investments. The Fund may invest in shares of Chinese companies traded on stock markets in Mainland China or Hong Kong. These stock markets have recently experienced high levels of volatility, which may continue in the future. The Hong Kong stock market may behave differently from the Mainland China stock market and there may be little to no correlation between the performance of the Hong Kong stock market and the Mainland China stock market.

Risk of Investing in India – Political and economic conditions and changes in regulatory, tax, or economic policy in India could significantly affect the market in India and in surrounding or related countries and could have a negative impact on the Fund. The Indian economy may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Indian government has exercised and continues to exercise significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Accordingly, Indian government actions in the future could have a significant effect on the Indian economy. In addition, India has historically experienced hostilities with neighboring countries, such as Pakistan, and the Indian government has confronted separatist movements in several Indian states. Instability as a result of these social and political tensions could adversely impact the value of the Fund’s investments.

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT
MARCH 31, 2025
(Unaudited)

Risk of Investing in Japan – Because the Fund may invest in securities of Japanese companies, the Fund is more susceptible to changes in Japanese economic and political conditions. The growth of Japan's economy has historically lagged that of its Asian neighbors and other major developed economies. In the past, the Japanese economy has been adversely affected by, among other factors, trade tariffs, government intervention and other protectionist measures, relatively high unemployment rates, competition from emerging economies and the economic conditions of its trading partners. There can be no assurance that overseas demand for the products and services of Japanese companies will not change adversely in the future. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political, or social instability in those countries (whether resulting from local or global events). Historically, Japan has had unpredictable national politics and may experience frequent political turnover. Future political developments may lead to changes in policy that might adversely affect the Fund’s investments.

Gold Risk (Dynamic Hard Assets ETF) – Price movements in gold may fluctuate quickly and dramatically, have a historically low correlation with the returns of the stock and bond markets, and may not correlate to price movements in other asset classes. Some factors that impact the price of gold include, but are not limited to, overall market movements, changes in interest rates, changes in the global supply and demand for gold, the quantity of gold imports and exports, factors that impact gold production, such as drought, floods and weather conditions, technological advances in the processing and mining of gold, an increase in the hedging of precious metals, such as gold, and changes in economic and/or political conditions, including regulatory developments.

High Yield Bond Risk (Dynamic Fixed Income ETF) – High yield, or “junk,” bonds are debt securities rated below investment grade. High yield bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Inflation Protected Securities Risk (Dynamic Fixed Income ETF, Dynamic Hard Assets ETF) – Inflation protected securities, including TIPS, are fixed income securities for which the principal and/or interest income paid is linked to inflation rates. The relationship between an inflation protected security and its associated inflation index affects both the sum the Fund is paid when the security matures and the amount of interest that the security pays the Fund. With inflation (a rise in the index), the principal of the security increases. With deflation (a drop in the index), the principal of the security decreases. Inflation protected securities pay interest at a fixed rate. Because the rate is applied to the adjusted principal, however, interest payments can vary in amount from one period to the next. If inflation occurs, the interest payment increases. In the event of deflation, the interest payment decreases. At the maturity of a security, the Fund receives the adjusted principal or the original principal, whichever is greater.

Interest Rate Risk (Dynamic Fixed Income ETF, Dynamic Hard Assets ETF) – The risk that a change in interest rates will cause a fall in the value of fixed-income securities, including U.S. Government securities, in which the Fund invests. Generally the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund.

Investment in Other Investment Companies Risk (All Funds) – Because the Fund invests in other investment companies, such as ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in another investment company, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations. The Fund does not intend to invest in other investment companies unless the Adviser believes that the potential benefits of the investment justify the payment of any additional fees or expenses. Federal securities laws impose limitations on the Fund’s ability to invest in other investment companies.

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT
MARCH 31, 2025
(Unaudited)

Large Capitalization Risk (Dynamic International Equity ETF, Dynamic US Equity ETF) – If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Large Purchase and Redemption Risk (All Funds) – Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Liquidity Risk (Dynamic Fixed Income ETF, Dynamic Hard Assets ETF) – Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Master Limited Partnerships (MLPs) Risk (Dynamic Hard Assets ETF) – MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in a MLP also include those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks. MLPs may be subject to state taxation in certain jurisdictions, which will have the effect of reducing the amount of income paid by the MLP to its investors.

Mortgage-Backed Securities Risk (Dynamic Fixed Income ETF) – Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. “To-be-announced” transactions (“TBA Transactions”) involve the additional risk that the value of the mortgage-backed securities to be purchased declines prior to settlement date or the counterparty does not deliver the securities as promised.

Natural Resources Risk (Dynamic Hard Assets ETF) – Investments related to natural resources may be affected by numerous factors, including events occurring in nature, inflationary pressures and domestic and international politics. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups or military confrontations) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and other risks to which non-US companies are subject also may affect US companies if they have significant operations or investments in non-US countries. In addition, interest rates, prices of raw materials and other commodities, international economic developments, energy conservation, tax and other government regulations (both US and non-US) may affect the supply of and demand for natural resources, which can affect the profitability and value of securities issued by companies in the natural resources category. Securities of companies within specific natural resources sub-categories can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions.

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT
MARCH 31, 2025
(Unaudited)

New Adviser Risk (All Funds) – The Adviser has not previously served as an adviser to a registered investment company. As a result, investors do not have a track record of managing an ETF from which to judge the Adviser, and the Adviser may not achieve the intended result in managing the Fund.

New Fund Risk (All Funds) – Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Non-Diversified Risk (Dynamic Hard Assets) – The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities. If the securities in which the Fund invests perform poorly, the Fund could incur greater losses than it would have had it invested in a greater number of securities. However, the Fund intends to satisfy the asset diversification requirements for qualification as a RIC under Subchapter M of the Code.

Non-U.S. Government Securities Risk (Dynamic Fixed Income) – Foreign sovereign debt securities are subject to the risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Portfolio Turnover Risk (All Funds) – Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund's performance.

Prepayment and Extension Risk (Dynamic Fixed Income ETF) – When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations.

Quantitative Investing Risk (All Funds) – There is no guarantee that a quantitative model or algorithm used by the Adviser, and the investments selected based on the model or algorithm, will perform as expected or produce the desired results. The Fund may be adversely affected by imperfections, errors or limitations in the construction and implementation of the model or algorithm and the Adviser’s ability to properly analyze or timely adjust the metrics or update the data underlying the model or features of the algorithm.

REITs Risk (Dynamic Hard Assets ETF) – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

Small and Medium Capitalization Risk (Dynamic International Equity ETF, Dynamic US Equity ETF) – The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over the counter (“OTC”). OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT
MARCH 31, 2025
(Unaudited)

Structured Notes Risk (Dynamic Hard Assets ETF) – Structured notes are specially-designed derivative debt instruments in which the terms may be structured by the purchaser and the issuer of the note. The Fund bears the risk that the issuer of the structured note will default. The Fund also bears the risk of loss of its principal investment and periodic payments expected to be received for the duration of its investment. In addition, a liquid market may not exist for the structured notes. The lack of a liquid market may make it difficult to sell the structured notes at an acceptable price or to accurately value them.

Supranational Debt Securities Risk (Dynamic Fixed Income ETF) – Investments in debt securities issued by governments or by government agencies and instrumentalities or supranational organizations involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s willingness or ability to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. A governmental entity may default on its obligations or may require renegotiation or reschedule of debt payments. Any restructuring of a sovereign debt obligation held by a Fund will likely have a significant adverse effect on the value of the obligation. In the event of default of sovereign debt, a Fund may be unable to pursue legal action against the sovereign issuer or to realize on collateral securing the debt. The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is rated below investment grade. Sovereign debt risk may be greater for debt securities issued or guaranteed by emerging market countries.

Tax Risk (Dynamic Hard Assets ETF) – Income from certain exchange traded products that invest in commodities and other non-security based asset classes, as well as direct investments in such alternative asset classes such as gold, may not be qualifying income for purposes of the qualifying income test that must be met by the Fund in order to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund will seek to restrict its income from direct investments in such alternative investments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with certain qualifying income tests necessary for the Fund to qualify as a RIC under the Code. However, there is no guarantee that the Fund will be successful in this regard. If the Fund fails to qualify as a RIC and to avail itself of certain relief provisions, it would be subject to tax at the regular corporate rate without any deduction for distributions to shareholders, and its distributions would generally be taxable as dividends. Please see the Fund’s Statement of Additional Information (the “SAI”) for a more detailed discussion, including the availability of certain relief provisions for certain failures by the Fund to qualify as a RIC. The tax treatment of certain commodity investments and other non-security based instruments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions. The Fund’s pursuit of its investment objective will potentially be limited by the Fund’s intention to qualify for treatment as a RIC. The Fund can make certain investments, the treatment of which is unclear under the Code and could adversely affect the Fund’s ability to qualify as a RIC.

U.S. Government Securities Risk (All Funds) – Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Valuation Risk (Dynamic Fixed Income ETF, Dynamic Hard Assets ETF) – The risk that a security may be difficult to value. The Fund may value certain securities at a price higher or lower than the price at which they can be sold. This risk may be especially pronounced for investments that are illiquid or may become illiquid.

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT
MARCH 31, 2025
(Unaudited)

Please also refer to the Funds’ Prospectuses and Statements of Additional Information for more comprehensive descriptions of the risk factors affecting shareholder investments in the Funds.

9. Other:

At March 31, 2025, all shares issued by the Funds were in Creation Unit aggregations to Authorized Participants through primary market transactions (e.g., transactions directly with the Fund). However, the individual shares that make up those Creation Units are traded on the Exchange (e.g., secondary market transactions). Some of those individual shares have been bought and sold by persons that are not Authorized Participants. Each Authorized Participant has entered into an agreement with the Funds’ Distributor.

10. Recent Accounting Pronouncement:

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of each Fund’s Adviser acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is predetermined in accordance with each Fund’s single investment objective which is executed by each Fund’s portfolio managers. The financial information in the form of each Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

11. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT
MARCH 31, 2025
(Unaudited)

OTHER INFORMATION – FORM (N-CSRS ITEMS 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included within the Statement(s) of Operations of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be approved: (i) by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund II (the “Trust”) who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on August 20–21, 2024 to decide whether to approve the Agreement for an initial two-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the meeting, to help them decide whether to approve the Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ proposed advisory fees to be paid to the Adviser and the Funds’ overall fees and operating expenses compared with peer groups of funds; (vi) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (vii) the Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s investment experience; (ix) the Adviser’s rationale for introducing the Funds as well as the Funds’ proposed objectives and strategies and (x) the Adviser’s performance in managing similar accounts to certain Funds.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, approved the Agreement. In considering the approval of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the fees to be paid to the Adviser, as discussed in further detail below.

Nature, Extent and Quality of Services to be Provided by the Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the proposed Agreement. The Trustees also reviewed the Adviser’s proposed investment and risk management approaches for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services to be provided by the Adviser to the Funds.

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT
MARCH 31, 2025
(Unaudited)

The Trustees also considered other services to be provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Funds by the Adviser would be satisfactory.

Costs of Advisory Services

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fees to be paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information, as well as the management fees charged by the Adviser to other clients with comparable mandates to certain Funds. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with such Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services expected to be rendered by the Adviser.

Investment Performance, Profitability and Economies of Scale

Because the Funds were new and had not commenced operations, they did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser might achieve with respect to the Funds or the extent to which economies of scale would be realized by the Adviser as the assets of the Funds grow. Accordingly, the Trustees did not make any conclusions regarding the Funds’ investment performance, the Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser as the assets of the Funds grow, but will do so during future considerations of the Agreement.

Approval of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreement for an initial term of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information..

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT
MARCH 31, 2025
(Unaudited)

3EDGE ETFs

c/o SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

1-866-825-8452

Investment Adviser:

3EDGE Asset Management LP

999 Vanderbilt Beach Road, Suite 200

Naples, Florida 34108

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described. Investors should read it carefully before investing or sending money.

EDG-SA-001-0100

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b)       There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: June 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: June 6, 2025

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: June 6, 2025